Notes Payable - Summary of Estimated Future Principal Payments Due (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Long Term Debt By Maturity [Abstract]
2021	$ 4,861
2022	8,333
2023	8,334
Thereafter	4,597
Total	26,125
Less unamortized portion of final payment	(1,033)
Less unamortized debt issuance costs	(483)
Notes payable, long term	$ 24,609